Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants (Details Textual) (USD $)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended			9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Warrant [Member]	Sep. 30, 2013 Placement Agent Warrants [Member]	Sep. 30, 2013 Senior Notes [Member]	May 08, 2013 Senior Notes [Member]	Sep. 30, 2013 Senior Notes [Member] Two Investor [Member]	Sep. 30, 2013 Senior Notes [Member] Interest Expense [Member]	Sep. 30, 2013 Subordinated Convertible Notes and Warrants [Member]	Sep. 30, 2013 Senior Warrants [Member]
Senior Notes											$ 9,000,000
Net Proceeds From Issuance Of Senior Note										2,760,000		500,000
Placement Agent Fee										240,000
Deferred Financing Fee										494,500
Proceeds From Issuance Of Senior Note										6,000,000
Withdrawal From Control Accounts										500,000
Government Indebtedness For Purchase Of Plant And Machinery										1,000,000
Debt Instrument, Interest Rate, Stated Percentage										8.00%				8.00%
Debt Instrument Interest Rate Increase Per Year										18.00%
Debt Instrument, Convertible, Conversion Price	$ 0.1224		$ 0.1224	$ 0.1224						$ 0.264				$ 0.264
Percentage Of Holdings								4.99%		4.99%
Percentage Of Holdings Adjustment								9.99%		9.99%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	17,281,107		17,281,107	17,281,107										1,920,123
Class Of Warrant Or Right Expiry Period				5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.302		0.302	0.302										0.302
Fair Value Assumptions, Expected Term						3 months 7 days	1 year 3 months 7 days		5 years	10 months 24 days				5 years	5 years
Fair Value Assumptions, Expected Volatility Rate						59.31%	56.78%		80.00%	60.00%				80.00%	0.80%
Fair Value Assumptions, Risk Free Interest Rate						0.33%	0.25%		0.75%	0.10%				0.75%	0.75%
Fair Value Assumptions, Expected Dividend Rate						0.00%	0.00%		0.00%	0.00%				0.00%	0.00%
Debt Issuance Cost				494,500
Debt Conversion, Converted Instrument, Amount				3,100,000									470,000
Gains (Losses) on Extinguishment of Debt, Total	(1,087,822)	0		(1,283,322)	0					1,283,322
Warrants Issued									909,090
Fair Value Of Warrants									144,000					304,000
Proceeds from Issuance of Subordinated Long-term Debt														1,000,000
Change in value conversion feature senior notes, gain	112,750	0	(1,504,597)	1,504,597	0									246,000
Debt Discount														263,000
Convertible Debt Installment Payment In Shares			3,075,000	625,000
Decrease In Convertible Debt Liability	75,000		75,000	75,000
Debt Instrument, Redemption Price, Percentage				125.00%
Accelerated Note Conversions, Additional Receipt												$ 75,000